UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment          [ ];   Amendment Number: ___________

This Amendment (Check only one): [ ]    is a restatement.
                                 [ ]    adds new entries.

Institutional Investment Manager Filing this Report:

Name:    RA Capital Management, LLC
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Address: 800 Boylston Street, Suite 1500
         -------------------------------------
         Boston, MA 02199
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Form 13F File Number: 28-12884
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Kolchinsky
         -------------------------------------
Title:   Manager
         -------------------------------------
Phone:   (617) 778-2500
         -------------------------------------
Signature, Place, and Date of Signing


   /s/ Peter Kolchinsky             Boston, MA              February 13, 2009
--------------------------   --------------------------   ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           -----------------

Form 13F Information Tabel Entry Total:    12
                                           -----------------

Form 13F Information Table Value Total:    235,810
                                           -----------------
                                           (thousands)
List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
----------------------------     ---------   -----------   -------- --------------------  ----------  -------- ---------------------
                                  TITLE OF                  VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING   AUTHORITY
      NAME OF ISSUER               CLASS        CUSIP      (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE/   SHARED/NONE
------------------------------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS INC            COM       00163U 10 6   13,067    364,500  SH            SOLE       N/A      364,500
ARDEA BIOSCIENCES INC               COM       03969P 10 7   17,892  1,494,762  SH            SOLE       N/A    1,494,762
AUXILIUM PHARMACEUTICALS INC        COM       05334D 10 7    9,377    329,713  SH            SOLE       N/A      329,713
CURIS INC                           COM       231269 10 1    3,593  4,790,959  SH            SOLE       N/A    4,790,959
GILEAD SCIENCES INC                 COM       375558 10 3    1,534     30,000  SH            SOLE       N/A       30,000
INTERMUNE INC                       COM       45884X 10 3    2,953    279,100  SH   CALL     SOLE       N/A          N/A
NORTHSTAR NEUROSCIENCE INC          COM       66704V 10 1    3,072  2,539,139  SH            SOLE       N/A    2,539,139
PHARMASSET INC                      COM       71715N 10 6   18,637  1,421,575  SH            SOLE       N/A    1,421,575
PROSHARES TR                 PSHS ULSHT MD400 74347R 85 9    5,340     91,600  SH            SOLE       N/A       91,600
SEQUENOM INC                      COM NEW     817337 40 5  117,113  5,902,880  SH            SOLE       N/A    5,902,880
SEQUENOM INC                      COM NEW     817337 40 5   32,839  1,655,200  SH   CALL     SOLE       N/A          N/A
VERTEX PHARMACEUTICALS INC          COM       92532F 10 0   10,391    342,044  SH            SOLE       N/A      342,044